Exchange Differences, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Conversion of foreign currency assets and liabilities into pesos	$ 170,534,409	$ (13,756,414)	$ (6,629,645)
Income from trading in foreign currency	39,575,648	38,908,589	40,232,740
TOTAL	$ 210,110,057	$ 25,152,175	$ 33,603,095